Note 7 - Notes Payable, Related Parties (Details Textual) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 15, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Health Tronics, Inc [Member] | Note Amendment [Member]
Related Party Transaction, Rate	8.00%
Interest Rate Increase Per Annum	2.00%
Related Party, Notes Payable Manditory Prepayment Rate	20.00%
Health Tronics, Inc [Member] | Class K Warrants [Member]
Class of Warrant or Right Issued During Period	3,310,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.55
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1
Class of Warrant or Right, Expiration Period	10 years
Health Tronics, Inc [Member]
Related Party Transaction, Rate				6.00%
Notes Payable, Related Parties		$ 5,342,412		$ 5,342,412		$ 5,372,743
Debt Instrument, Unamortized Discount		30,331		30,331
Common stock, par value (in dollars per share)	$ 0.001
Interest Payable, Current		100,123		100,123		$ 81,864
Interest Expense, Related Party		$ 100,123	$ 81,864	$ 261,162	$ 243,940
Class K Warrants [Member]
Class of Warrant or Right Issued During Period				3,310,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.55		$ 0.55
Related Party Transaction, Rate						6.00%
Notes Payable, Related Parties						$ 5,372,743	$ 5,372,743
Class of Warrant or Right Issued During Period				3,310,000
Common stock, par value (in dollars per share)		$ 0.001		$ 0.001		$ 0.001	$ 0.001